Exhibit 99.1

World Omni Auto Receivables Trust 2025-D
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	616,752,628.83	26,339
Yield Supplement Overcollateralization Amount 07/31/26	38,167,626.96	0
Receivables Balance 07/31/26	654,920,255.79	26,339
Principal Payments	27,670,699.16	681
Defaulted Receivables	1,534,014.45	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	36,065,535.50	0
Pool Balance at 08/31/26	589,650,006.68	25,608

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.67%
Prepayment ABS Speed	1.88%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	8,467,319.01	320
Past Due 61-90 days	3,036,902.41	107
Past Due 91-120 days	657,261.84	27
Past Due 121+ days	0.00	0
Total	12,161,483.26	454

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.94%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	903,525.69
Aggregate Net Losses/(Gains) - August 2026	630,488.76
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.16%
Prior Net Losses/(Gains) Ratio	0.75%
Second Prior Net Losses/(Gains) Ratio	1.14%
Third Prior Net Losses/(Gains) Ratio	0.88%
Four Month Average	0.98%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	5,306,850.06
Actual Overcollateralization	5,306,850.06
Weighted Average Contract Rate	6.22%
Weighted Average Contract Rate, Yield Adjusted	9.25%
Weighted Average Remaining Term	52.86

Flow of Funds	$ Amount
Collections	31,955,709.80
Investment Earnings on Cash Accounts	20,134.22
Servicing Fee	(545,766.88)
Transfer to Collection Account	-
Available Funds	31,430,077.14

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,866,815.62
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	7,761,848.49
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,306,850.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,554,201.30

Total Distributions of Available Funds	31,430,077.14

Servicing Fee	545,766.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	611,201,855.17
Principal Paid	26,858,698.55
Note Balance @ 09/15/26	584,343,156.62

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	90,889,073.26
Principal Paid	12,402,902.20
Note Balance @ 09/15/26	78,486,171.06
Note Factor @ 09/15/26	54.1283938%

Class A-2b
Note Balance @ 08/17/26	105,932,781.91
Principal Paid	14,455,796.35
Note Balance @ 09/15/26	91,476,985.56
Note Factor @ 09/15/26	54.1283938%

Class A-3
Note Balance @ 08/17/26	314,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	314,000,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-4
Note Balance @ 08/17/26	59,060,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	59,060,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	27,530,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	27,530,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	13,790,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	13,790,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,017,177.29
Total Principal Paid	26,858,698.55
Total Paid	28,875,875.84

Class A-1
Coupon	4.04100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.91000%
Interest Paid	296,146.90
Principal Paid	12,402,902.20
Total Paid to A-2a Holders	12,699,049.10

Class A-2b
SOFR Rate	3.63650%
Coupon	3.94650%
Interest Paid	336,773.56
Principal Paid	14,455,796.35
Total Paid to A-2b Holders	14,792,569.91

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1964517
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.2457355
Total Distribution Amount	31.4421872

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.0423924
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	85.5372566
Total A-2a Distribution Amount	87.5796490

A-2b Interest Distribution Amount	1.9927430
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	85.5372565
Total A-2b Distribution Amount	87.5299995

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	288.99
Noteholders' Third Priority Principal Distributable Amount	513.43
Noteholders' Principal Distributable Amount	197.58

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	2,295,965.66
Investment Earnings	6,968.93
Investment Earnings Paid	(6,968.93)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66